Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Trade accounts receivable from third-part customers	$ 1,345,755	$ 9,744,815
Less: allowances for doubtful accounts	(904,052)	(6,888,710)
Total accounts receivable from third-party customers, net	441,703	2,856,105
Add: accounts receivable, net, related parties	93,589	199,999
Accounts receivable, net	$ 535,292	$ 3,056,104